LONG-TERM DEBT AND CREDIT FACILITIES - Senior notes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 04, 2025	Dec. 31, 2024
Senior notes
Long-term debt
Redemption price (as a percent)	100.00%
Redeem of the principal amount (as a percent)	100.00%
Prior to maturity upon certain fundamental changes	101.00%
Senior notes | Minimum
Long-term debt
Premium add to the redemption price (as a percent)	45
Senior notes | Maximum
Long-term debt
Premium add to the redemption price (as a percent)	50
4.50% $500M senior notes
Long-term debt
Principal amount of debt redeemed		$ 500.0
Interest rate (as a percent)		4.50%
Redeemable period, before maturity date	3 months
6.25% $500M senior notes
Long-term debt
Principal amount	$ 500.0
Interest rate (as a percent)	6.25%		6.25%
Redeemable period, before maturity date	3 months
6.875% $250M senior notes
Long-term debt
Principal amount	$ 250.0
Interest rate (as a percent)	6.875%		6.875%
Redeemable period, before maturity date	6 months